Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Reverse Acquisition

Reverse Acquisition

On February 13, 2017, Aerkomm completed the reverse acquisition of Aircom pursuant to the Exchange Agreement. As a result of the reverse acquisition, Aircom became Aerkomm’s wholly-owned subsidiary. For accounting purposes, the share exchange transaction with Aircom was treated as a reverse acquisition, with Aircom as the acquirer and Aerkomm as the acquired party. Unless the context suggests otherwise, “the Company” referred to for the periods prior to the consummation of the reverse acquisition is Aircom and its consolidated subsidiaries.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying consolidated balance sheet as of September 30, 2017, the consolidated statements of operations and comprehensive loss and cash flows for the nine months ended September 30, 2016 and 2017 and the consolidated statement of changes in equity for the nine-month period ended September 30, 2017 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position as of September 30, 2017 and results of operations and cash flows for the nine months ended September 30, 2016 and 2017. The financial data and the other information disclosed in these notes to the consolidated financial statements related to these nine months are unaudited. The results of operations for the nine months ended September 30, 2016 and 2017 are not necessarily indicative of the results to be expected for the year ending December 31, 2017 or for any other interim period or other future year.

Principle of Consolidation

Principle of Consolidation

Aerkomm consolidates the accounts of its subsidiaries, Aircom, Aircom Seychelles, Aircom HK and Aircom Japan. All significant intercompany accounts and transactions have been eliminated in consolidation.

All of the entities in these consolidated financial statements have adopted fiscal year end of December 31.

Reclassifications of Prior Year Presentation

Reclassifications of Prior Year Presentation

Certain prior year balance sheet amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results may differ from these estimates.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash in banks and accounts receivable. As of December 31, 2016, and 2015 and September 30, 2017, the total balances of cash in bank were insured by the Federal Deposit Insurance Corporation (FDIC) and foreign financial institution deposits insurance.

The Company performs ongoing credit evaluation of its customers and requires no collateral. An allowance for doubtful accounts is provided based on a review of the collectability of accounts receivable. The Company determines the amount of allowance for doubtful accounts by examining the historical collection experience as well as its internal credit policies.

The Company conducts extensive transactions with its related parties. Revenue for the year ended December 31, 2015 was solely from related parties.

Inventories

Inventories

Inventories are recorded at the lower of weighted-average cost or market. The Company assesses the impact of changing technology on its inventory on hand and writes off inventories that are considered obsolete. Estimated losses on scrap and slow-moving items are recognized in the allowance for losses.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. When value impairment is determined, the related assets are stated at the lower of fair value or book value. Significant additions, renewals and betterments are capitalized. Maintenance and repairs are expensed as incurred.

Depreciation is computed by using the straight-line and double declining method over the following estimated service lives: computer equipment - 3 to 5 years, furniture and fixtures - 5 years and satellite equipment – 5 years.

Construction costs for on-flight entertainment equipment not yet in service are recorded under construction in progress.

Upon sale or disposal of property and equipment, the related cost and accumulated depreciation are removed from the corresponding accounts, with any gain or loss credited or charged to non-operating income in the period of sale or disposal.

The Company reviews the carrying amount of property and equipment for impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. It determined that there was no impairment loss for each of the years in the three-year period ended December 31, 2016 and the nine-month periods ended September 30, 2016 and 2017.

Goodwill and Purchased Intangible Assets

Goodwill and Purchased Intangible Assets

The Company’s goodwill represents the amount by which the total purchase price paid exceeded the estimated fair value of net assets acquired from acquisition of subsidiaries. The Company tests goodwill for impairment on an annual basis, or more often if events or circumstances indicate that there may be impairment.

Purchased intangible assets with finite life are amortized on the straight-line basis over the estimated useful lives of respective assets. Purchased intangible assets with indefinite life are evaluated for impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. As of December 31, 2015 and 2016, and September 30, 2017, purchased intangible asset consists of satellite system software and is amortized over 10 years.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions.

The carrying amounts of the Company’s cash, other receivable, short-term bank loan and other payable approximated their fair value due to the short-term nature of these financial instruments.

Revenue Recognition

Revenue Recognition

The Company recognizes sales when the earning process is completed, as evidenced by an arrangement with the customer, transfer of title and acceptance, if applicable, has occurred, as well as the price is fixed or determinable, and collection is reasonably assured.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to operating expenses as incurred. For the years ended December 31, 2014, 2015 and 2016, the Company incurred approximately $0, $25,000 and $1,597,000 of research and development costs, respectively. For the nine-month periods ended September 30, 2017 and 2016, the Company incurred approximately $0 and $1,579,000 in research and development costs, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities. Adjustments to prior period’s income tax liabilities are added to or deducted from the current period’s tax provision.

The Company follows FASB guidance on uncertain tax positions and has analyzed its filing positions in all the federal, state and foreign jurisdictions where it is required to file income tax returns, as well as all open tax years in those jurisdictions. The Company files income tax returns in the US federal, state and foreign jurisdictions where it conducts business. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on its consolidated financial position, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded. The Company does not expect its unrecognized tax benefits to change significantly over the next twelve months.

The Company’s policy for recording interest and penalties associated with any uncertain tax positions is to record such items as a component of income before taxes. Penalties and interest paid or received, if any, are recorded as part of other operating expenses in the consolidated statement of operations.

Translation Adjustments

Translation Adjustments

If a foreign subsidiary’s functional currency is the local currency, translation adjustments will result from the process of translating the subsidiary’s financial statements into the reporting currency of the Company. Such adjustments are accumulated and reported under other comprehensive income (loss) as a separate component of stockholder’s equity.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing income available to common shareholders by the weighted-average number of shares of common outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include stock warrants and outstanding stock options, shares to be purchased by employees under the Company’s employee stock purchase plan. Basic and Diluted earnings (loss) per common share presented for the years ended December 31, 2014, 2015 and 2016, and the nine-month periods ended September 30, 2016 and 2017 have taken into account the stock split in June 2016 and share exchange for reverse acquisition on February 13, 2017 (see Note 1).

Subsequent Events

Subsequent Events

The Company has evaluated events and transactions after the reported nine-month period-end up to November 10, 2017, the date on which these consolidated financial statements were available to be issued. All subsequent events requiring recognition as of September 30, 2017 have been included in these consolidated financial statements.